Stockholders' Equity: (Details) (USD $)						6 Months Ended	0 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	0 Months Ended			0 Months Ended				3 Months Ended	46 Months Ended	0 Months Ended					1 Months Ended
	Dec. 31, 2013 item	Jun. 30, 2013	Jun. 30, 2012	Oct. 02, 2013 Class A Warrants	Oct. 02, 2013 Class B Warrants	Dec. 31, 2013 Notes	Nov. 24, 2010 Series A Preferred Stock	Dec. 31, 2013 Series A Preferred Stock	Jun. 30, 2013 Series A Preferred Stock	Jun. 30, 2012 Series A Preferred Stock	Dec. 31, 2013 Series B Convertible Preferred Stock	Jun. 30, 2013 Series B Convertible Preferred Stock	Dec. 31, 2013 Series C Redeemable Voting Preferred Stock	Oct. 02, 2013 Series C Redeemable Voting Preferred Stock	Jun. 30, 2013 Series C Redeemable Voting Preferred Stock	Mar. 16, 2010 Langtry	Nov. 24, 2009 Langtry	Mar. 16, 2010 Langtry Series A Preferred Stock	Nov. 24, 2009 Langtry Series A Preferred Stock	Dec. 31, 2013 Langtry Series A Preferred Stock	Oct. 02, 2013 Langtry Series A Preferred Stock	Oct. 02, 2013 Langtry Series B Convertible Preferred Stock	Oct. 02, 2013 Calvin A. Wallen III Series B Convertible Preferred Stock	Mar. 16, 2010 Calvin A. Wallen III Tauren and Langtry	Nov. 24, 2009 Calvin A. Wallen III Tauren and Langtry	Feb. 23, 2009 Subscription Agreements with certain investors	Aug. 31, 2009 Subscription Agreements with certain investors	Dec. 31, 2013 Subscription Agreements with certain investors	Jun. 30, 2013 Subscription Agreements with certain investors
Stockholders' equity
Shares issued							10,350,000						98,751.823	98,751.823		10,350,000	10,350,000		103,500	2,244	120,468	12,047	2,115			2,104,001	2,104,001
Number of common stock shares for which warrants are issued				65,834,549	32,917,274																					1,052,000	1,052,000	787,294
Exercise price of warrants (in dollars per share)				$ 0.01	$ 0.50																							$ 0.8389	$ 0.85
Preferred stock authorized (in shares)	10,000,000	10,000,000	10,000,000					165,000	165,000	165,000	35,000	35,000
Number of series of preferred stock established	3
Stated value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01					$ 100	$ 100	$ 100	$ 1,000	$ 1,000	$ 0.01	$ 0.01
Dividend rate (as a percent)								8.00%	8.00%	8.00%	9.50%	9.50%						8.00%
Preferred stock, conversion price (in dollars per share)								$ 1.20			$ 0.50							$ 1.20
Preferred stock Series A, redeemable value (in dollars per share)								$ 120	$ 120	$ 120			$ 0.01		$ 0.01
Preferred shares issued									118,113	109,124			98,751,823		0
Preferred shares outstanding								113,539	118,113	109,124	16,162	0	98,751,823	988
Value of shares issued														$ 988								$ 12,047,000	$ 2,115,000
Drilling credits acquired from related party																									30,952,810
Royalty interest in leasehold rights conveyed as consideration for drilling credits (as a percent)																								2.00%	2.00%
Preferred stock in lieu of dividends (in shares)																					16,968
Number of shares issued upon conversion																						12,047
Gain (loss) recognized on transaction of exchange											$ 0
Term of debt, used as amortization period						3 years